Accounts Payable and Accrued Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade payables included derivative financial liabilities	¥ 144,419	¥ 113,119
Derivative Financial Liabilities [Member]
Disclosure of financial assets [line items]
Trade payables included derivative financial liabilities	¥ 3,881	¥ 3,709